Note 8 - Loans Receivable, Net and Allowance for Credit Losses - Changes in the Allowance for Loan Losses and Recorded Investment in Loans Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Allowance for loan losses, balance	$ 6,476	$ 6,758
Charge-offs	(1,607)	(1,798)
Recoveries	100	10
Provision	1,197	1,506
Allowance for loan losses, balance	6,166	6,476
Commercial and Consumer Portfolio Segments [Member]
Allowance for loan losses, balance	3,130	2,538
Charge-offs	(1,566)	(1,611)
Recoveries	100	10
Provision	746	2,193
Allowance for loan losses, balance	2,410	3,130
One-to-four Family Residential Owner Occupied Loans [Member] | Real Estate Portfolio Segment [Member]
Allowance for loan losses, balance	177	153
Charge-offs	0	0
Recoveries	0	0
Provision	122	24
Allowance for loan losses, balance	299	177
One-to-four Family Residential Non-owner Occupied Loans [Member] | Real Estate Portfolio Segment [Member]
Allowance for loan losses, balance	178	219
Charge-offs	0	0
Recoveries	0	0
Provision	(29)	(41)
Allowance for loan losses, balance	149	178
Multi-family (Five Or More) Residential Loans [Member] | Real Estate Portfolio Segment [Member]
Allowance for loan losses, balance	442	420
Charge-offs	0	0
Recoveries	0	0
Provision	(144)	22
Allowance for loan losses, balance	298	442
Commercial Real Estate and Lines of Credit [Member] | Real Estate Portfolio Segment [Member]
Allowance for loan losses, balance	2,337	2,784
Charge-offs	(41)	0
Recoveries	0	0
Provision	126	(447)
Allowance for loan losses, balance	2,422	2,337
Construction Loans [Member] | Real Estate Portfolio Segment [Member]
Allowance for loan losses, balance	156	583
Charge-offs	0	(187)
Recoveries	0	0
Provision	384	(240)
Allowance for loan losses, balance	540	156
Home Equity Loan [Member] | Real Estate Portfolio Segment [Member]
Allowance for loan losses, balance	56	61
Charge-offs	0	0
Recoveries	0	0
Provision	(8)	(5)
Allowance for loan losses, balance	$ 48	$ 56